Consolidated Statement of Equity [Parenthetical] (USD $)	12 Months Ended
Dec. 31, 2011
Issuance Price Of Common Stock Issued In Connection With Exchange For License Option (in dollars per share)	$ 0.04
Issuance Price Of Common Stock Issued During Period New Issues (in dollars)	$ 0.04